Postemployment Benefits Postretirement Benefit Plans - Benefits Recognized Other Comprehensive Income/(Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Defined Benefit Plan Disclosure [Line Items]
Net postemployment benefit gains/(losses), before tax	$ (61)	$ 80	$ 141
Net postemployment benefit gains/(losses), tax	(5)	(19)	(55)
Net postemployment benefit gains/(losses), after tax	(66)	61	86
Losses/(gains) on postemployment benefits before income taxes	(312)	(156)	(502)
Reclassification of net postemployment benefit losses/(gains), tax	78	38	193
Net postemployment benefit losses/(gains) reclassified to net income, after tax	(234)	(118)	(309)
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gains/(losses) arising during the period, before tax	(103)	8	45
Prior service credits/(costs) arising during the period, before tax	0	(15)	1
Amortization of unrecognized losses/(gains)	1	2	1
Settlement and curtailment losses/(gains)	1	153	2
Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gains/(losses) arising during the period, before tax	41	66	71
Prior service credits/(costs) arising during the period, before tax	1	21	24
Amortization of unrecognized losses/(gains)	(8)	0	0
Amortization of prior service costs/(credits)	(306)	(311)	(328)
Settlement and curtailment losses/(gains)	(1)	0	(177)
Other comprehensive income (loss), defined benefit plan, other losses (gains) on postemployment benefits, before tax	$ 1	$ 0	$ 0